ALLIANCE MUNICIPAL TRUST -NEW YORK PORTFOLIO

ALLIANCE CAPITAL




ANNUAL REPORT
JUNE 30, 2002




LETTER TO SHAREHOLDERS            Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

August 15, 2002

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust New York Portfolio for the annual reporting period ended June 30, 2002.

While we had been expecting an economic growth of 4% during the second half of the year, we now believe that number will be closer to 3.5%, reflecting the possible impact of a sharp decline in equity prices while the economy is still in the early stages of a recovery. Despite our diminished expectations for economic growth, we remain optimistic. We continue to believe that a combination of very accommodative fiscal and monetary policy, strong underlying growth in liquidity flows and very lean inventory positions suggest that economic growth will still be reasonably good in the second half of the year. While consumption may fall and exports rise, producing a different kind of growth, overall, we expect the economy to expand at a reasonably strong rate in the second half of 2002 and into 2003.

Pessimists contend that since the equity market correction was not limited to the U.S., the impact on the economic recovery also will be global. Clearly, the economic impact of a stock market decline hinges not only on the economy's basic direction, but also on the policies that precede and follow such a decline. The economy is in the early stages of an economic recovery, so it is quite possible that the stock market fall of the past 90 days will take a larger toll on economic activity than either the 1987 or 1998 corrections. Clearly, while another interest rate reduction can not be ruled out if the stock market continues to slide at this rate, U.S. Federal Reserve Chairman Alan Greenspan gave no hint that he and fellow Fed policymakers would further ease monetary policy anytime soon during his recent testimony to Congress.

There is no doubt in our mind that the U.S. economy is in the midst of an uneasy and uncomfortable transition. But this kind of transition has been part of every economic cycle. High levels of consumer spending and housing market gains are not able to sustain an economic recovery indefinitely on their own. In the past, economic recovery has always broadened to include other segments of the economy. Despite all of the risks posed by the stock market's plunge, we continue to believe that the transition to a more balanced and broader domestic and global expansion is underway. The transition may not occur as smoothly, comfortably or neatly as we would like, but we believe it will happen.

We appreciate your investment in the portfolios of Alliance Municipal Trust New York Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,



Ronald M. Whitehill
President

1

STATEMENT OF NET ASSETS
June 30, 2002                     Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

 Principal
   Amount
    (000)     Security(a)                              Yield            Value
-------------------------------------------------------------------------------
              MUNICIPAL BONDS-75.3%
              NEW YORK-75.3%
              Albany IDA
              (Corning Homes Project)
              Series 00
   $ 4,500    12/01/10 (b)                             1.25%     $  4,500,000
              Albany IDA
              (Davies Office Refurbishing Inc.)
              Series 95 AMT
     1,995    9/01/15 (b)                              1.25         1,995,000
              Albany IDA
              (Davies Office Refurbishing Inc.)
              Series 97 AMT
     1,635    2/01/17 (b)                              1.25         1,635,000
              East Moriches Union Free
              School TAN
              Series 03
     2,600    6/24/03                                  1.70         2,620,044
              Guilderland Central
              School BAN
              Series 03
     2,483    7/03/03 (c)                              1.68         2,488,363
              Islip IDA
              (Radiation Dynamics)
              Series 88A AMT
     5,000    1/01/09 (b)                              1.40         5,000,000
              Katonah Lewisboro Union
              Free TAN
              Series 03
     9,170    10/18/02 (c)                             1.38         9,173,210
              Metropolitan Transit
              Authority FSA
              Series 02D-2
    18,000    11/01/32 (b)                             1.10        18,000,000
              Mineola Union Free School
              District BAN
              Series 03
     3,500    10/16/02 (c)                             1.38         3,501,015
              Nassau County Interim
              Finance Authority BAN
              Series 01B-1
    12,000    7/18/02                                  1.50        12,005,557
              New York City GO
              Series F-2
     6,500    2/15/12 (b)                              1.10         6,500,000
              New York City Housing
              Development Corp. MFHR
              (Fox Street Project)
              Series 01A AMT
     7,000    6/01/33 (b)                              1.20         7,000,000
              New York City Housing
              Development Corp.
              MFHR
              (Ogden Avenue Project)
              Series 00A AMT
     9,000    6/01/32 (b)                              1.20         9,000,000
              New York City Housing
              Development Corp.
              MFHR
              (West 54th Street)
              Series 99A AMT
    24,675    12/01/32 (b)                             1.20        24,675,000
              New York City IDA
              (Council on International
              Educational Exchange)
              Series 00
     3,810    2/01/20 (b)                              1.26         3,810,000
              New York City IDA
              (Korean Airlines Co.)
              Series 97A AMT
    32,400    11/01/24 (b)                             1.25        32,400,000
              New York City IDA
              (Korean Airlines Co.)
              Series 97B AMT
     6,400    11/01/24 (b)                             1.25         6,400,000
              New York City IDA
              (Korean Airlines Co.)
              Series 97C AMT
     6,400    11/01/24 (b)                             1.25         6,400,000
              New York City IDA
              (Planned Parenthood Project)
              Series 02
     3,000    7/01/18 (b)                              1.65         3,000,000
              New York City TFA
              (Future Tax Secured)
              Series 01C VRDN
     5,000    2/01/32 (b)                              1.15         5,000,000
              New York Local
              Government Assistance
              Series 95F VRDN
    11,100    4/01/25 (b)                              1.10        11,100,000
              New York State Dormitory
              Authority
              (Oxford University Press Inc.)
              Series 93
       894    7/01/23 (b)                              1.80           894,000
              New York State Dormitory
               Authority
              (Rockefeller University)
              Series 02 A2
     7,500    7/01/32 (b)                              1.15         7,500,000


2

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

 Principal
   Amount
    (000)     Security(a)                              Yield            Value
-------------------------------------------------------------------------------
              New York State ERDA
              (Con Edison Co. of
              New York)
              Series 01 A-l AMT
  $ 27,700    6/01/36 (b)                              1.30%     $ 27,700,000
              New York State HFA
              (101 West End Avenue Project)
              Series 98 AMT
    15,000    5/15/31 (b)                              1.20        15,000,000
              New York State HFA
              (101 West End Avenue Project)
              Series 99 AMT
    20,000    5/15/31 (b)                              1.20        20,000,000
              New York State HFA
              (363 West 30th Street Housing)
              Series 00A AMT
     6,600    11/01/32 (b)                             1.20         6,600,000
              New York State HFA
              (South Cove Plaza)
              Series 99A AMT
    19,500    11/01/30 (b)                             1.15        19,500,000
              New York State HFA
              (Victory Housing)
              Series 02A AMT
     7,000    11/01/33 (b)                             1.25         7,000,000
              New York State HFA
              MFHR
              (240 East 39th Street-
              Saxony Apts.)
              Series 97A AMT
     9,100    5/15/30 (b)                              1.20         9,100,000
              New York State HFA
              MFHR
              (345 East 94th Street Housing)
              Series 99A AMT
     3,800    11/01/31 (b)                             1.20         3,800,000
              Niagara Wheatfield
              Central School BAN
              Series 03
     8,410    6/26/03                                  1.67         8,436,875
              Oceanside Union Free
               School District TAN
              Series 03
     8,325    6/28/03                                  1.63         8,354,971
              Oneida County IDA
              (Champion Home
              Builders Co.)
              Series 99
     6,820    6/01/29 (b)                              1.45         6,820,000
              Onondaga County IDA
              (Solvay Paperboard LLC)
              Series 00A
    10,000    7/01/23 (b)                              1.25        10,000,000
              Ontario County IDA
              (Ultrafab Inc.)
              Series 95 AMT
     1,700    12/01/15 (b)                             1.40         1,700,000
              Port Authority of New York
              & New Jersey
              (Versatile Structure OB-6)
              AMT
    12,100    12/01/17 (b)                             1.85        12,100,000
              Port Authority of New York
              & New Jersey
              (Versatile Structure)
              AMT
     5,200    4/01/24 (b)                              1.85         5,200,000
              Rensselaer County IDA
              (Rensselaer Polytechnic
              Institute Project)
              Series 97A
     3,685    2/01/22 (b)                              1.20         3,685,000
              Southeast IDA
              (The Rawplug Project)
              Series 96 AMT
     1,800    5/01/21 (b)                              1.25         1,800,000
              St. Lawrence County IDA
              (Reynolds Metal Project)
              Series 95 AMT
     2,000    5/01/25 (b)                              1.23         2,000,000
              St. Lawrence County IDA
              PCR
              (Alcoa)
              Series 99B
     2,500    1/01/22 (b)                              1.43         2,500,000
              Suffolk County IDA
              (ADP Inc. Project)
              Series 97
     2,285    4/01/18 (b)                              2.05         2,285,000
              Suffolk County IDA
              (Bio-Botanica Inc.)
              Series 99
     4,200    12/01/19 (b)                             1.30         4,200,000
              Triborough Bridge &
              Tunnel Authority
              (Special Obligation)
              Series D FSA
     5,680    1/01/31 (b)                              1.10         5,680,000



3


STATEMENT OF NET ASSETS (continued)

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


 Principal
   Amount
    (000)     Security(a)                              Yield            Value
-------------------------------------------------------------------------------
              Warren & Washington
              Counties
              (Glen at Hiland Meadows
              Project)
              Series 00
   $ 8,405    12/15/30 (b)                             1.15%    $   8,405,000
              Westchester County IDA
              (Catharine Field Home)
              Series 01
     6,300    1/01/31 (b)                              1.15         6,300,000
              Westchester County IDA
              (Hebrew Hospital Senior
              Housing, Inc. Meadows)
              Series 00B
     9,540    7/01/10 (b)                              1.30         9,540,000
              Westchester County IDA
              (Hunterbrook Ridge)
              Series 01
     4,000    1/01/31 (b)                              1.15         4,000,000
              Westchester County IDA
              (Levister Redevelopment)
              Series 01A AMT
     8,000    8/01/33 (b)                              1.20         8,000,000
              Westchester County IDA
              (Music Conservatory of
              Westchester)
              Series 99
     4,500    7/01/29 (b)                              1.20         4,500,000
              Yates County IDA
              (Keuka College Project)
              Series 00A
       600    9/01/20 (b)                              1.15           600,000

              Total Municipal Bonds
              (amortized cost
              $409,404,035)                                       409,404,035

              COMMERCIAL PAPER-26.3%
              NEW YORK-26.3%
              Long Island Power Authority
              (Electric Systems Revenue)
              Series 98
     9,000    7/09/02                                  1.35         9,000,000
              Metropolitan Transit
              Authority BAN
              (Transit Facility Special
              Obligation)
              Series CP-1B
    10,000    7/09/02                                  1.35        10,000,000
              Metropolitan Transit
              Authority BAN
              (Transit Facility Special
              Obligation)
              Series CP-1B
    10,500    8/01/02                                  1.35        10,500,000
              Metropolitan Transit
              Authority BAN
              (Transit Facility Special
              Obligation)
              Series CP-1B
    10,000    11/08/02                                 1.40        10,000,000
              New York City
              Municipal Water
              Authority
              Series 5A
     9,000    9/26/02                                  1.40         9,000,000
              New York City
              Municipal Water
              Authority
              Series 5B
     9,000    9/09/02                                  1.35         9,000,000
              New York State
              Dormitory Authority
              (Mt. Sinai School of
              Medicine)
              Series 00
    11,500    9/06/02                                  1.45        11,500,000
              New York State GO
              (Environmental Quality)
              Series 97A
    13,500    8/23/02                                  1.35        13,500,000
              New York State GO
              (Environmental Quality)
              Series 98A
     9,000    8/01/02                                  1.45         9,000,000
              New York State GO
              (Environmental Quality)
              Series 98A
    10,000    9/03/02                                  1.45        10,000,000
              New York State GO
              (Environmental Quality)
              Series 98A
     5,900    8/07/02                                  1.50         5,900,000
              New York State Power
              Authority
              Series 2
     6,900    8/08/02                                  1.30         6,900,000


4

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


 Principal
   Amount
    (000)     Security(a)                              Yield            Value
-------------------------------------------------------------------------------
              New York State Power
              Authority
              Series 2
   $ 6,630    11/08/02                                 1.40%    $   6,630,000
              New York State Power
              Authority
              Series 2
     3,000    8/05/02                                  1.50         3,000,000
              New York Thruway
              Authority
              Series 00 CP-1
     9,000    8/07/02                                  1.35         9,000,000
              New York Thruway
              Authority
              Series 00 CP-1
    10,000    10/07/02                                 1.40        10,000,000

              Total Commercial Paper
              (amortized cost
              $142,930,000)                                       142,930,000

              TOTAL INVESTMENTS-101.6%
              (amortized cost
              $552,334,035)                                       552,334,035
              Other assets less
              liabilities-(1.6%)                                   (8,726,858)

              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              543,671,113 shares
              outstanding)                                       $543,607,177


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c)  When Issued Securities.

     Glossary of Terms:

     AMT -Alternative Minimum Tax
     BAN - Bond Anticipation Note
     ERDA - Energy Research & Development Authority
     FSA - Financial Security Assurance, Inc.
     GO - General Obligation
     HFA - Housing Finance Agency/Authority
     IDA - Industrial Development Authority
     MFHR - Multi-Family Housing Revenue
     PCR - Pollution Control Revenue
     TAN - Tax Anticipation Note
     TFA - Transitional Finance Authority

     See notes to financial statements.


5

STATEMENT OF OPERATIONS
Year Ended June 30, 2002          Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $13,423,219

EXPENSES
  Advisory fee (Note B)                             $3,964,153
  Distribution assistance and administrative
    service (Note C)                                 3,268,039
  Transfer agency (Note B)                             403,064
  Custodian fees                                       171,601
  Printing                                             122,669
  Audit and legal fees                                  37,023
  Registration fees                                     11,637
  Trustees' fees                                         2,000
  Miscellaneous                                         16,498
  Total expenses                                     7,996,684
  Less: expense reimbursement (Note B)                 (68,375)
  Net expenses                                                       7,928,309
  Net investment income                                              5,494,910

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                              10

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $5,494,920


See notes to financial statements.


6

STATEMENT OF CHANGES IN NET ASSETS

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

                                                   Year Ended      Year Ended
                                                 June 30, 2002   June 30, 2001
                                                 -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                          $   5,494,910   $  24,032,117
  Net realized gain on investment transactions              10              -0-
  Net increase in net assets from operations         5,494,920      24,032,117

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                             (5,494,910)    (24,032,117)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                (331,888,855)    144,726,777
  Total increase (decrease)                       (331,888,845)    144,726,777

NET ASSETS
  Beginning of period                              875,496,022     730,769,245
  End of period                                   $543,607,177   $ 875,496,022


See notes to financial statements.


7

NOTES TO FINANCIAL STATEMENTS
June 30, 2002                     Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.


NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2002, the reimbursement amounted to $68,375.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $207,806 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Portfolio's expenses were reduced by $2,191 under an expense offset arrangement with AGIS.


8

NOTES TO FINANCIAL STATEMENTS
June 30, 2002                      Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2002, the distribution fee amounted to $1,982,076. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2002, such payments by the Portfolio amounted to $1,285,963 a portion of which was paid to the Adviser.


NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $13,089, expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $10 of capital loss carry- forward and $7,449 expired during the current year. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.


NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At June 30, 2002, capital paid-in aggregated $543,620,266. Transactions, all at $1.00 per share, were as follows:


                                                  Year Ended      Year Ended
                                                   June 30,        June 30,
                                                     2002            2001
                                                --------------  --------------
Shares sold                                      1,554,966,887   2,200,364,768
Shares issued on reinvestments of dividends          5,494,910      24,032,117
Shares redeemed                                 (1,892,350,652) (2,079,670,108)
Net increase (decrease)                           (331,888,855)    144,726,777


9


FINANCIAL HIGHLIGHTS              Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   Year Ended June 30,
                                            -----------------------------------------------------------------
                                                2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .007         .027         .027         .022         .027

LESS: DIVIDENDS
Dividends from net investment income           (.007)       (.027)       (.027)       (.022)       (.027)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                                .66%        2.78%        2.69%        2.24%        2.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $543,607     $875,496     $730,769     $584,231     $520,562
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%        1.00%        1.00%        1.00%         .93%
  Expenses, before waivers and
    reimbursements                              1.01%        1.01%        1.02%        1.04%        1.01%
  Net investment income (a)                      .69%        2.73%        2.67%        2.21%        2.69%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolios distributions or the redemption of Portfolios shares. Total investment return calculated for a period of less than one year is not annualized.


10


REPORT OF INDEPENDENT ACCOUNTANTS

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

To the Board of Trustees and Shareholders of Alliance Municipal Trust - New York Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - New York Portfolio (the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
August 9, 2002


11

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
John D. Carifa, Chairman
Ronald M. Whitehill, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


12

(1)  Members of the Audit Committee.

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                             PORTFOLIOS
                                                                              IN FUND        OTHER
  NAME, ADDRESS                            PRINCIPAL                          COMPLEX     DIRECTORSHIPS
  AGE OF TRUSTEE                          OCCUPATION(S)                      OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                    DURING PAST 5 YEARS                     TRUSTEE       TRUSTEE
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John D. Carifa,** 57,         President, Chief Operating Officer and a             114         None
1345 Avenue of the Americas,  Director of ACMC**, with which he has been
New York, NY 10105 (13)       associated since prior to 1997.

DISINTERESTED TRUSTEES
Sam Y. Cross, 75              Since prior to 1997, Executive Vice President of      15         He is also a
200 East 66th Street,         The Federal Reserve Bank of New York and manager                 director of
New York, NY  10021 (10)      for foreign operations for The Federal Reserve                   Fuji Bank and
                              System. He is Executive-In-Residence at the School               Trust Co.
                              of International and Public Affairs, Columbia
                              University. He is also a director of Fuji Bank
                              and Trust Co.

Charles H.P. Duell, 64        President of Middleton Place Foundation with which    15         Trustee
Middleton Place Foundation,   he has been associated since prior to 1997. He is                Emeritus of the
4300 Ashley River Road,       also a Trustee Emeritus of the National Trust for                National Trust
Charleston,                   Historic Preservation and serves as Chairman of                  for Historic
South Carolina 29414 (17)     the Board of Architectural Review, City of                       Preservation
                              Charleston.                                                      and Chairman of
                                                                                               the Board of
                                                                                               Architectural
                                                                                               Review, City of
                                                                                               Charleston

William H. Foulk, Jr., 69     An Investment Adviser and an Independent             109         None
2 Sound View Drive,           Consultant.  He was formerly Senior Manager of
Suite 100, Greenwich,         Barrett Associates, Inc., a registered investment
CT  06830 (18)                adviser, with which he had been associated since
                              prior to 1997. He was formerly Deputy Comptroller
                              of the State of New York and, prior thereto, Chief
                              Investment Officer of the New York Bank for
                              Savings.

David K. Storrs, 58           President and Chief Executive Officer of              15         None
65 South Gate Lane,           Alternative Investment Group, LLC (an investment
Southport, CT  06490 (13)     firm).  He was formerly President of The Common
                              Fund (investment management for educational
                              institutions) with which he had been associated
                              since prior to 1997.

Shelby White, 63,             An author and financial journalist.                   15         None
One Sutton Place South,
New York, NY  10022 (10)



13

OFFICERS                           Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


    NAME, ADDRESS*              POSITION(S) HELD                     PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                          DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 57          Chairman                   See biography above.
Ronald M. Whitehill, 64     President                  Senior Vice President of ACMC** and
                                                       President and Chief Executive Officer of Alliance Cash
                                                       Management Services with which he has
                                                       been associated since prior to 1997.
Kathleen A. Corbet, 42      Senior Vice President      Executive Vice President of ACMC** with which she
                                                       has been associated since prior to 1997.
Drew A. Biegel, 51          Senior Vice President      Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.
John R. Bonczek, 42         Senior Vice President      Senior Vice President of AFD** with which he has
                                                       been associated since prior to 1997.
Doris T. Ciliberti, 38      Senior Vice President      Vice President of AFD** with which she has
                                                       been associated since prior to 1997.
Patricia Ittner, 51         Senior Vice President      Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.
Robert I. Kurzweil, 51      Senior Vice President      Vice President of AFD** with which he has
                                                       been associated since prior to 1997.
William E. Oliver, 52       Senior Vice President      Senior Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.
Raymond J. Papera, 46       Senior Vice President      Senior Vice President of ACMC** with which he has
                                                       been associated since prior to 1997.
Frances M. Dunn, 31         Vice President             Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.
William J. Fagan, 40        Vice President             Assistant Vice President of AFD** with which he has
                                                       been associated since prior to 1997.
Linda N. Kelley, 41         Vice President             Assistant Vice President of AFD** with which she has
                                                       been associated since prior to 1997.
Joseph LaSpina, 41          Vice President             Vice President of AFD** with which he has
                                                       been associated since prior to 1997.
Eileen M. Murphy, 30        Vice President             Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.
Maria C. Sazon, 36          Vice President             Vice President of ACMC** with which she has
                                                       been associated since prior to 1997.


14

                                  Alliance Municipal Trust - New York Portfolio
_______________________________________________________________________________


    NAME, ADDRESS*              POSITION(S) HELD                     PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                          DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Edmund P. Bergan, Jr., 52   Secretary                  Senior Vice President and the General Counsel
                                                       of AFD** and AGIS** with which he has been associated since prior to 1997.
Mark D. Gersten, 51         Treasurer and Chief        Senior Vice President of AGIS** and Vice President
                                                       of AFD** with which he has been associated
                                                       since prior to 1997.
                            Financial Officer
Thomas R. Manley, 50        Controller                 Vice President of ACMC** with which he
                                                       has been associated since prior to 1997


* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, AFD, ACL and AGIS are affiliates of the Fund.

     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


15

Alliance Municipal Trust - New York Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

* * 1 2 4 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

R These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNYAR0602